Equity (Summary of Classes of Share Capital - Treasury Shares) (Details) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 127,827
Balance at end of period	$ 125,596	$ 119,004
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0	213
Purchase of shares, Number of shares	27,028	44,875
Sale of shares, Number of shares	(26,987)	(44,630)
Ending balance, Number of shares	41	458
Balance at beginning of period	$ 0	$ (17)
Purchase of shares, Amount	(3,314)	(3,504)
Sale of shares, Amount	3,309	3,483
Balance at end of period	(5)	(38)
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period	$ 11,625	$ 11,138
Preferred shares and other equity instruments [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	29	163
Purchase of shares, Number of shares	227	2,453
Sale of shares, Number of shares	(245)	(2,067)
Ending balance, Number of shares	11	549
Balance at beginning of period	$ (4)	$ (18)
Purchase of shares, Amount	(162)	(1,120)
Sale of shares, Amount	155	1,087
Balance at end of period	$ (11)	$ (51)